Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Summary of Inventories
	December 31,	December 31,
	2019	2018
Stockpile	$1,184	$688
Ore in process	54,963	61,612
Finished metal inventory	3,026	4,883
Supplies	3,776	4,196
	62,949	71,379
Less: non-current ore in process	-	7,081
Current portion	$62,949	$64,298